Pension and Other Postretirement Benefits - Schedule of Benefit Payments Expected to be Paid and Expected Medicare Part D Subsidy Receipts (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 116
2017	117
2018	122
2019	125
2020	131
2021 through 2025	712
Total benefit payments	1,323
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	5
2017	4
2018	4
2019	5
2020	5
2021 through 2025	24
Total benefit payments	$ 47